SHARE-BASED PAYMENTS - Restricted share units (Details) - RSUs $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2016 CAD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($)
Share-based payment transaction
Number of common shares issued when restricted share unit is exercised | EquityInstruments			1
Additional consideration to acquire common share			$ 0.0
Vesting period	3 years
Summary of information about share units outstanding
Balance at January 1 | EquityInstruments	9,219,000	9,041,000
Granted | EquityInstruments	5,128,000	5,502,000
Redeemed | EquityInstruments	(4,847,000)	(4,435,000)
Forfeited | EquityInstruments	(1,223,000)	(889,000)
Outstanding at end of period | EquityInstruments	8,277,000	9,219,000
Balance at January 1	$ 4.01	$ 4.41
Granted	5.07	4.14
Redeemed	4.01	4.96
Forfeited	4.24	4.11
Outstanding at end of period	$ 4.63	$ 4.01
Liability recognized in respect of cash settled RSUs			$ 11.3	$ 11.4